Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Common Stock Warrants Outstanding	As of December 31, 2022, the following common stock warrants were outstanding (in thousands, except per share amounts):

Type	Classification	Expiration Date	Exercise Price per Share	Number of Warrants	Fair Value
Public Warrants	Liability	August 12, 2026	$11.50	2,733	$151
PIPE Warrants	Liability	August 12, 2026	11.50	3,174	175

Total				5,907	$326